Financial Asset Investments - Additional Information (Detail)	12 Months Ended
Mar. 31, 2017 shares
Demerger [member] | Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of financial assets [line items]
Number of shares allotted	952,859